Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
	As of September 30,	As of March 31,
	2023	2023
Land use right, cost	$-	$841,421
Customer relationship (Note 14)	-	8,149,366
Proprietary technology	1,900,000	1,900,000
Trademark	-	10,187
Software, cost	-	1,041,799
Total	1,900,000	11,942,773
Less: accumulated amortization	(221,667)	(2,496,518)
Intangible assets, net from discontinued operations (Note 15)	-	(7,577,922)
Intangible assets, net	$1,678,333	$1,868,333

Schedule of Estimated Future Amortization Expense	Estimated future amortization expense is as follows as of September 30, 2023:
Six months ending September 30,	Amortization expense
2024	$380,000
2025	380,000
2026	380,000
2027	380,000
2028	158,333
$1,678,333